Commitments and Contingent Liabilities - Additional information (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Guarantees [member]
Disclosure of finance lease and operating lease by lessee [line items]
Contingent liability	€ 5,341	€ 6,770